Summary of Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2025 USD ($) segment	Oct. 31, 2025 CNY (¥) segment	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit insurance coverage amount (in Yuan Renminbi) | ¥					¥ 500,000
Deposits number of working days repaid	7 days	7 days
Cash amount (in Yuan Renminbi) | ¥					¥ 500,000
Effects on adoption of ASC 326	$ 0		$ 3,553
Allowance for credit losses	$ 1,595,831		741,753	$ 803,170
Prepaid expenses with a benefit period	1 year	1 year
Impairment	$ 0		33,841	0
Revenues recognized	1,120,000	¥ 8,000,000
Contract liabilities	0		0	$ 4,439,871
Contract liabilities	$ 246		$ 0
Percentage of tax benefit	25.00%	25.00%	25.00%	25.00%
Number of operating segment (in segment) | segment	1	1
Reported segment (in segment) | segment	1	1
Income Taxes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of tax benefit	50.00%	50.00%